CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Mar. 01, 2016	May 18, 2015	Oct. 07, 2014	Jan. 06, 2012	Jun. 30, 2011	Mar. 22, 2011
Amortization of debt discounts			$ 61,320	$ 375,617	$ 375,617	$ 269,668
Interest expense	$ 97,436	$ 36,169	214,375	493,166	529,474	543,381
Preferred Stock - Mandatory Redemption Right [Member]
Share issued												1,000,000
Investment												$ 1,000,000
Conversion price								$ 0.01				$ 0.40
Preferred Stock dividend rate												10.00%
liquidation value per share												$ 1.00
Beneficial conversion							$ 1,000,000
Preferred Shares transferred								1,000,000	1,000,000
Preferred Shares transferred value								$ 1,000,000
Amortization of debt discounts					$ 375,600	269,572
Collateralized security interest in investment					2,500,000
Cost of Debt					$ 50,000
Amortization on loan costs					8,822	10,000
Unpaid dividends payable					0	410,685
Accrued dividends								$ 410,685
Accrued dividend converted into common shares								123,283,700
loss on extinguishment of debt								$ 438,571
Unamortized discount								$ 375,600
Convertible Preferred Stock [Member]
Share issued											360,000
Investment											$ 360,000
Conversion price										$ 0.10475	$ 1.25
Preferred Stock dividend rate											25.00%
Warrent issued											360,000
Common stock exercise price											$ 0.60
Remaining face value of Preferred Stock					137,500						$ 137,500
Accrued dividends	333,351		333,351		281,789	213,039				$ 312,500	$ 195,851
Accrued dividend converted into common shares										2,983,293
loss on extinguishment of debt										$ 75,328
Interest expense	$ 36,118	$ 36,169	$ 153,055	$ 493,166	$ 213,875	$ 543,381